THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® RIA	Lincoln Investor Advantage® RIA Class
Lincoln Investor Advantage®	Lincoln Investor Advantage® 2018
Lincoln Investor Advantage® Advisory	Lincoln Investor Advantage® Fee-Based

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln Investor Advantage®	Lincoln Investor Advantage® 2018
Lincoln Investor Advantage® Advisory	Lincoln Investor Advantage® Fee-Based

Supplement dated May 8, 2020 to the Prospectus dated May 1, 2020.

The purpose of this supplement is to clarify certain information contained in your individual annuity contract. All other provisions outlined in your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

ALPS/RedRock Listed Global Opportunity Portfolio. The name of the ALPS/RedRock Listed Global Opportunity Portfolio should be replaced with ALPS/RedRock Global Opportunity Portfolio.

There are no changes to the fees or investment objectives.  All other information about the fund can be found in the fund’s prospectus.

Please retain this Supplement for future reference.